SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) (Parenthetical) ¥ in Millions	Nov. 24, 2020 USD ($)	Nov. 24, 2020 CNY (¥)	Sep. 30, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Jul. 19, 2016 USD ($)	Jul. 19, 2016 CNY (¥)
Australia Vtouch Technolody Co Ltd [Member]
Related Party Transaction [Line Items]
Repayment of debt	$ 4,200,000
Debt interest	$ 1,800,000
Rate of interest expenses	8.00%	8.00%
Sichuan Wetouch [Member]
Related Party Transaction [Line Items]
Repayment of debt			$ 14,000,000
Amounts due to related parties				$ 14,000,000	¥ 93.5
H K Wetouch [Member] | Share Transfer Agreement [Member]
Related Party Transaction [Line Items]
Amounts due to related parties						$ 14,000,000	¥ 93.5
Ownership percentage						100.00%	100.00%
Mr Guangde Cai Ms Guanying Cai And Mr Shengyong Li [Member]
Related Party Transaction [Line Items]
Repayment of debt | ¥		¥ 29.5
Debt interest | ¥		¥ 11.9